SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies) - EBP 007	12 Months Ended
Dec. 31, 2025
EBP, Accounting Policy [Line Items]
Basis of Accounting
Basis of Accounting
The financial statements of the Plan are prepared using the accrual basis of accounting and in accordance with Generally Accepted Accounting Principles (GAAP) in the United States of America applicable to employee benefit plans subject to ERISA.

Use of Estimate
Use of Estimates
The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures about contingent assets and liabilities as of the dates of the financial statements. Actual results may differ from these estimates.

Investment Valuation and Income Recognition
Investment Valuation and Income Recognition
Investments are reported at fair value. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The Plan Administrator determines the Plan’s valuation policies utilizing information provided by the investment advisors and trustees. See Note 3 for discussion of fair value measurements.
Purchases and sales of securities are recorded on a trade-date basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Net Appreciation in Fair Value of Investments includes the Plan’s gains and losses on investments bought and sold as well as held during the year.
The framework for measuring fair value provides a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Plan has no investments categorized as Level 2 or Level 3. The three levels of the fair value hierarchy are described as follows:
•Level 1 - Inputs to the valuation methodology are unadjusted quoted prices for identical assets or liabilities in active markets that the Plan has the ability to access;
•Level 2 - Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly, such as:
–quoted prices for similar assets or liabilities in active markets;
–quoted prices for identical or similar assets or liabilities in inactive markets;
–inputs other than quoted prices that are observable for the asset or liability;
–inputs that are derived principally from or corroborated by observable market data by correlation or other means.
    If the asset or liability has a specified (contractual) term, the Level 2 input must be observable for substantially the full term of the asset or liability.
•Level 3 - Inputs to the valuation methodology are unobservable and significant to the fair market value measurement.
The asset or liability’s fair value measurement level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. Valuation techniques maximize the use of relevant observable inputs and minimize the use of unobservable inputs.

Contributions
Contributions
Contributions from participants and the Company are recorded when the participant compensation is earned. Participant contributions are based on allowable percentages of compensation, as defined in the Plan. Company contributions are recorded in accordance with the Plan provisions.

Note Receivable from Participants
Notes Receivable from Participants
Notes receivable from participants are measured at their unpaid principal balance plus any accrued but unpaid interest. Interest income is recorded on an accrual basis. Loan fees are recorded as administrative expenses when they are incurred. No allowance for credit losses has been recorded as of December 31, 2025 and 2024. If a participant ceases to make note repayments for any three-month period and the Plan Administrator deems the participant note to be in default, the participant note balance is reduced and a benefit payment is recorded based on the terms of the Plan document.

Payment of Benefits	Payment of Benefits Benefits are recorded when paid.
Administrative Expenses
Administrative Expenses
Certain expenses of maintaining the Plan are paid directly by the Company and are excluded from these financial statements. Fees related to the administration of notes receivable from participants, brokerage account fees, and investment management services, including an annual participant administrative fee, are charged directly to the participant’s account and are included in Administrative Expenses on the Statement of Changes in Net Assets Available for Benefits.
Subsequent Events
Subsequent Events
Management evaluated the impact of events and transactions that occurred after December 31, 2025, up to June 12, 2026, the date these financial statements were issued, for potential recognition or disclosure in the financial statements.
Effective January 1, 2026, the Plan provisions were updated in alignment with the Secure 2.0 Act, a federal law enacted in 2022 to expand and modify retirement savings provisions, to require participants aged 50 or older with compensation in excess of $150,000 to make any catch‑up contributions as Roth deferrals and to permit enhanced catch‑up contributions for eligible participants aged 60 through 63.